BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Supplement dated September 2, 2025

to the Prospectus dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Robert L. Rohn no longer serves as portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by Sustainable Growth Advisers, LP (“SGA’s Allocated Portion of the Large Cap Growth Fund”). Tucker Brown, Kishore Rao and Hrishikesh (HK) Gupta continue to serve as portfolio managers of SGA’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, all references and information related to Robert L. Rohn in the Prospectus are hereby deleted in their entirety.

B.

Jeffrey C. Allen and Alexander I. Waldorf have been added as portfolio managers to the portion of the assets of the Small/Mid Cap Value Fund managed by Silvercrest Asset Management Group LLC (“Silvercrest’s Allocated Portion of the Small/Mid Cap Value Fund”). Roger W. Vogel continues to serve as a portfolio manager to Silvercrest’s Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Silvercrest” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby replaced with the following:

Silvercrest

Portfolio Managers	Position with Silvercrest	Length of Service to the Fund

Roger W. Vogel, CFA	Managing Director and Portfolio Manager	Since Inception

Jeffrey C. Allen, CFA	Managing Director and Portfolio Manager	Since August 2025

Alexander I. Waldorf, CFA	Managing Director and Portfolio Manager	Since August 2025

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Value Fund – Silvercrest – Portfolio Manager” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Roger W. Vogel, CFA has been a portfolio manager of the Small/Mid Cap Value Fund since its inception. Jeffrey C. Allen, CFA and Alexander I. Waldorf, CFA have been portfolio managers of the Small/Mid Cap Value Fund since August 2025.

Mr. Vogel is a Managing Director and lead portfolio manager at Silvercrest. Prior to joining Silvercrest in 2002, he was Managing Director at Credit Suisse Asset Management, where he co-managed both small cap and large cap portfolios.

Mr. Allen is a Managing Director and portfolio manager at Silvercrest. Prior to joining Silvercrest in 2002, he was a Vice President at Credit Suisse Asset Management, where he was a generalist equity analyst for the small cap portfolios.

Mr. Waldorf is a Managing Director and portfolio manager at Silvercrest. Prior to joining Silvercrest in 2013, he was a generalist investment analyst at Ascend Capital, a long-short equity hedge fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Supplement dated September 2, 2025

to the Statement of Additional Information (“SAI”) dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Robert L. Rohn no longer serves as portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by Sustainable Growth Advisers, LP (“SGA’s Allocated Portion of the Large Cap Growth Fund”). Tucker Brown, Kishore Rao and Hrishikesh (HK) Gupta continue to serve as portfolio managers of SGA’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, all references and information related to Robert L. Rohn in the SAI are hereby deleted in their entirety.

B.

Jeffrey C. Allen and Alexander I. Waldorf have been added as portfolio managers to the portion of the assets of the Small/Mid Cap Value Fund managed by Silvercrest Asset Management Group LLC (“Silvercrest’s Allocated Portion of the Small/Mid Cap Value Fund”). Roger W. Vogel continues to serve as a portfolio manager to Silvercrest’s Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Manager and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Value Fund – Silvercrest Asset Management Group LLC (“Silvercrest”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies,for each portfolio manager, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2025. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts
Roger W. Vogel	0	$0	0	$0	2,892	$9,648.3 million
Jeffrey C. Allen	0	$0	0	$0	2,922	$9,680.6 million
Alexander I. Waldorf	0	$0	0	$0	2,922	$9,680.6 million

As of June 30, 2025, the above-listed portfolio managers did not beneficially own any shares of the Fund.

2.

In the sub-sections entitled “Material Conflicts” and “Compensation” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Value Fund – Silvercrest Asset Management Group LLC (“Silvercrest”),” all references to “portfolio manager” are hereby replaced with “portfolio managers.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE